LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long term debt

At March 31, 2013 and December 31, 2012, our long-term debt consisted of the following:

	March 31,	December 31,
	2013	2012
Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$500	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	300	300
5.300% Fixed Senior Notes due June 1, 2042	500	500
Unamortized discount	(33)	(35)

Long-term debt, less amounts due currently — Oncor	5,092	5,090

Bondco (b):
4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013	—	10
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	128	145
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	281	281
Unamortized fair value discount related to transition bonds	(1)	(1)
Less amount due currently	(126)	(125)

Long-term debt, less amounts due currently — Bondco	282	310

Total long-term debt, less amounts due currently	$5,374	$5,400

(a)	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” in Note 6 to Financial Statements in our 2012 Form 10-K for additional information.
(b)	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

At December 31, 2012 and 2011, our long-term debt consisted of the following:

	December 31,
	2012	2011
Oncor (a):
6.375% Fixed Senior Notes due May 1, 2012	$—	$376
5.950% Fixed Senior Notes due September 1, 2013	—	524
6.375% Fixed Senior Notes due January 15, 2015	500	500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	—
7.000% Fixed Debentures due September 1, 2022	800	800
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	300	300
5.300% Fixed Senior Notes due June 1, 2042	500	—
Unamortized discount	(35)	(38)
Less amounts due currently	—	(376)

Total Oncor	5,090	4,711

Oncor Electric Delivery Transition Bond Company LLC (b):
4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013	10	56
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015 (c)	145	145
4.810% Fixed Series 2004 Bonds due in semiannual installments through November 15, 2012	—	63
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	281	290
Unamortized fair value discount related to transition bonds	(1)	(3)
Less amounts due currently	(125)	(118)

Total Oncor Electric Delivery Transition Bond Company LLC	310	433

Total long-term debt	$5,400	$5,144

(a)	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” below for additional information.
(b)	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.
(c)	Principal payments commence in February 2013.

Long-term debt maturities

Long-term debt maturities at December 31, 2012, are as follows:

Year	Amount
2013	$125
2014	131
2015	639
2016	41
2017	324
Thereafter	4,301
Unamortized fair value discount	(1)
Unamortized discount	(35)

Total	$5,525